SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		21 Months Ended	24 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2012	Sep. 30, 2010	Sep. 30, 2009
Loss on Contract Termination			$ 3,274,083		$ 1,772,262
Loss Recognized Under Percentage Of Completion Method					1,583,778		2,641,968
Provision For Remaining Loss On Contract	632,115		632,115		188,484		632,115
Revenues Recognized Under Percentage Of Completion Method	96,512	0	477,290	1,319,620
Weighted average number of shares - basic and diluted (in shares)	7,354,554	7,277,192	7,305,825	7,111,900	7,117,078	4,960,954
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	641,385	641,385	641,385	641,385	641,385	441,385	641,385	441,385	125,385
Warrants Outstanding Number	8,472,266	3,986,184	8,472,266	3,986,184	4,196,184	2,458,232	8,472,266	2,458,232
Share Based Compensation Arrangement By Share Based Payment Award Amount Recognized For Non Vested Stock Options Two								487,616
Share Based Compensation Arrangement By Share Based Payment Award Amount Recognized For Fully Vested Stock Options Issued	0	0	0	1,249,997	1,249,997	5,626,174
Share Based Compensation Arrangement By Share Based Payment Award Amount Recognized For Warrants Issued	96,352	974,939	680,554	7,234,817
Expense Related To Common Stock Issue	50,001	0	50,001	0
Initial Carrying Value Of Derivative Liability	10,831,922		10,831,922				10,831,922
Research and development	437,731	471,022	1,033,435	1,792,653	2,202,020	2,669,331
Marketing and Advertising Expense	42,944	62,591	114,783	201,374	242,717	190,326
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number					597,165	361,884		361,884
Gross Loss	(1,248,801)	(473,934)	(1,592,556)	(1,176,847)	(1,649,583)	3,395
System sales	96,512	0	477,290	1,319,620	1,591,948	718,530
Depreciation and amortization	62,410	13,106	183,907	38,209	52,006	49,089
Warranty Expenses					0	8,162
Issuance of warrants for financing			0	3,899,866	3,899,866	0
Issuance of Warrants- Officer					4,202,406	699,998
Issuance Of Warrants ,Consultant For Sevices					25,000	0
Chief Executive Officer [Member]
Issuance of warrants for financing					$ 8,127,272	$ 1,601,314
Accounting Standards Update 2011-04 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Description					In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.The amendments in this ASU are effective during interim and annual periods beginning after December 15, 2011. The adoption of this ASU is not expected to have a material impact on the consolidated financial statements.
Accounting Standards Update 2011-05 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Description					In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income. Under the amendments in this ASU, an entity has two options for presenting its total comprehensive income: to present total comprehensive income and its components along with the components of net income in a single continuous statement, or in two separate but consecutive statements. The amendments in this ASU are required to be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The adoption of ASU No. 2011-05 will not have any material impact on the Company's consolidated financial position and results of operations.
Accounting Standards Update 2011-08 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Description					In September 2011, the FASB issued Accounting Standards Update (ASU) No. 2011-08, Intangibles Goodwill and Other (Topic 350). This Accounting Standards Update amends FASB ASC Topic 350. This amendment specifies the change in method for determining the potential impairment of goodwill. It includes examples of circumstances and events that the entity should consider in evaluating whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption does not have any material impact on the Company's consolidated financial position and results of operations.